Goodwill (Details) - USD ($)	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Balance at beginning	$ 381,000	$ 381,000
Acquisitions	25,711,199
Less: Impairment charges	(21,722,213)
Balance at ending	4,369,986	381,000
Cumulative goodwill impairment charges	21,722,213
Affiliate Marketing Services United States [Member]
Balance at beginning
Acquisitions
Less: Impairment charges
Balance at ending
Cumulative goodwill impairment charges
Sports Gaming Client Services [Member]
Balance at beginning	381,000	381,000
Acquisitions
Less: Impairment charges
Balance at ending	381,000	381,000
Cumulative goodwill impairment charges
Enterprise T E M [Member]
Balance at beginning
Acquisitions	22,581,032
Less: Impairment charges	(21,722,213)
Balance at ending	858,819
Cumulative goodwill impairment charges	21,722,213
Affiliate Marketing Services International [Member]
Balance at beginning
Acquisitions	3,130,167
Less: Impairment charges
Balance at ending	3,130,167
Cumulative goodwill impairment charges